Loan receivables (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loan Receivables Details 1Abstract
Credit impairment losses as at January 1	¥ 26,724	¥ 21,733
Changes on initial application of IFRS 9	304,238
Charge to statement of profit	67,574	4,991
Write-off	(1,239)
Credit impairment losses as at December 31	¥ 397,297	¥ 26,724